EARNINGS PER SHARE (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Basic loss per share	$ 0	$ 0	$ (0.17)
Diluted loss per share	$ 0	$ 0	$ (0.16)